                    OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust")
        is an investment company consisting of 11 separate Funds (the "Funds"):
                           Oppenheimer Aggressive Growth Fund/VA
                          Oppenheimer Bond Fund/VA
                          Oppenheimer Capital Appreciation Fund/VA
                          Oppenheimer Global Securities Fund/VA
                          Oppenheimer High Income Fund/VA
                          Oppenheimer Main Street Fund(R)/VA
   (named "Oppenheimer Main Street(R)Growth & Income Fund" prior to May 1, 2003)
                          Oppenheimer Main Street Small Cap Fund(R)/VA
                          Oppenheimer Money Fund/VA
                          Oppenheimer Multiple Strategies Fund/VA
                          Oppenheimer Strategic Bond Fund/VA
                          Oppenheimer Value Fund/VA

                         Supplement dated December 15, 2003 to the
                       Statement of Additional Information dated May 1, 2003

The Statement of Additional Information is changed as follows:

1. The supplement dated December 2, 2003 is replaced with this supplement.

2. The section titled "Loans of Portfolio  Securities" on page 20 is deleted and replaced with the following:

"Loans of Portfolio  Securities.  Bond Fund/VA, High Income Fund/VA, Main Street
Fund(R)/VA,  Main Street Small Cap Fund(R)/VA,  Multiple  Strategies Fund/VA and
Strategic Bond Fund/VA may lend their respective  portfolio  securities pursuant to the Securities Lending Agreement (the "Securities Lending Agreement") with JP
Morgan Chase, subject to the restrictions stated in the Prospectuses.  The Funds will lend such portfolio  securities to attempt to increase their income.  Under the Securities Lending Agreement and applicable  regulatory  requirements (which are subject to change),  the loan  collateral  must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or  securities  of the U.S.  government  (or its  agencies  or instrumentalities), or other cash equivalents in which that Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by the Funds if the demand meets the  terms of the  letter.  Such  terms of the  letter  of credit  and the issuing bank must be  satisfactory  to JP Morgan Chase and the Funds.  The Funds will receive,  pursuant to the Securities Lending  Agreement,  80% of all annual net income  (i.e.,  net of  rebates to the  Borrower)  from  securities  lending transactions.  JP  Morgan  Chase  has  agreed,  in  general,  to  guarantee  the obligations of borrowers to return loaned  securities and to be responsible  for expenses relating to securities lending. The Funds will be responsible, however, for risks associated with the investment of cash collateral,  including the risk that the issuer of the security in which the cash  collateral  has been invested defaults. The Securities Lending Agreement may be terminated by either JP Morgan
Chase or the Funds on 30 days'  written  notice.  The terms of the Fund's  loans must also meet applicable  tests under the Internal  Revenue Code and permit the
Funds to reacquire loaned securities on five business days' notice or in time to vote on any important matter."

3. The first  sentence of the first  paragraph  on page 45 is replaced  with the following:

Messrs. Murphy, Molleur, Reinganum, O'Hare, Evans, Kourkoulakos,  Leavy, Levine,
Manioudakis,  Monoyios,  Steinmetz, Wilby, Zavanelli, Zack, Vottiero, and Weiss,
and Mess. Bechtolt, Feld, Putnam, Switzer, Wolf and Ives who are officers of the
Funds, respectively hold the same offices with one or more of the other Board II
Funds as with the Funds.

4.  Effective  December 15, 2003,  Mr. James C. Swain retired as Chairman of the
Board of  Trustees  of the Fund,  and Mr.  William L.  Armstrong  was elected as
Chairman of the Board.  The biography of Mr. Swain is deleted on page 45 and the following  is added to Mr.  Armstrong's  biography:  "Chairman  of the  Board of
Trustees."

5. The paragraph above the Officers of the Fund Bios on page 51 is replaced with the following:

"The address of the Officers in the chart below is as follows:  Messes. Molleur,
Reinganum,  O'Hare, Evans, Kourkoulakos,  Leavy, Levine, Manioudakis,  Monoyios,
Steinmetz,  Wilby, Zavanelli,  and Zack and Mess. Feld, Putnam, and Switzer, Two
World Financial Center, 225 Liberty Street, New York, NY 10281-1008; for Messrs.
Vottiero, Weiss and Wixted and Mess. Bechtolt, Ives and Wolf 6803 S. Tucson Way,
Centennial,  CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, death or removal."

6. Effective October 29, 2003, the section titled "Officers of the Fund" on page
51 is changed as follows:

The biographies of Charles Albers,  Bruce Bartlett,  Phillip Masterson and James
Turner are deleted  and  replaced  with the  following  biographies  of Dr. Marc
Reinganum and John J. O'Hare:

                                                Officers of the Fund
         Name, Address, Age, Position(s)
         Held with Fund and Length of
         Service                                  Principal Occupation(s) During Past 5 Years
         ------------------------------------ --------------------------------------------------------------
         ------------------------------------ --------------------------------------------------------------
         Dr. Marc Reinganum, Vice President   Vice  President  (since  September  2002) of the  Manager;  a
         and Portfolio Manager since          Director of  Quantitative  Research and Portfolio  Strategist
         October 2003                         for Equities.  Formerly the Mary Jo Vaughn  Rauscher Chair in
         Age:  50                             Financial  Investments at Southern Methodist University since
                                              1995.  At  Southern  Methodist  University  he also served as the  Director  of  the  Finance  Institute,  Chairman  of the
                                              Finance  Department,  President  of the  Faculty  at the  Cox
                                              School  of  Business  and  member  of the  Board  of  Trustee
                                              Investment Committee.
         ------------------------------------ --------------------------------------------------------------
         ------------------------------------ --------------------------------------------------------------
         John O'Hare, Vice President and      Vice  President of the Manager  (since  September  2003);  an
         Portfolio Manager since September    officer  of 2  portfolios  in the  OppenheimerFunds  complex.
         2003                                 Formerly  Executive  Vice  President  and  Portfolio  Manager
         Age:  45                             (June 2000 - August  2003) and  Portfolio  Manager and Senior
                                              Vice  President  (August 1997 - June 2000) at Geneva  Capital
                                              Management, Ltd. (an investment advisor).
         ------------------------------------ --------------------------------------------------------------

7. The  Compensation  table and the  footnote  on page 54 is deleted and replace with the following:

Trustee  Name and Other Fund     Aggregate Compensation    Total Compensation From Fund
Position(s) (as applicable)      from Fund 1               and Fund Complex Paid to
                                                           Trustees*

James C. Swain 7                     $33,846                  $177,996
Chairman of the Board of Trustees

William  L.  Armstrong 8             $17,507                   $92,076
Chairman of the Board and
Audit Committee Member

Robert  G.  Avis                   $17,532                    $92,199
Review Committee  Member

George Bowen                       $17,328                    $91,124
Audit Committee Member

Edward L. Cameron                  $18,968                    $99,743
AuditCommittee Chairman

Jon S. Fossel                      $17,986                     $94,590
Review Committee Chairman

Sam Freedman                       $17,532                     $92,199
Review Committee Member

Beverly Hamilton 3                 $11,0892                  $113,6594
Review Committee Member

Robert J. Malone3                 $11,0895                   $58,326
Audit Committee Member

F. William Marshall, Jr.          $17,328                    $138,1246
Review Committee Member

Effective  July 1,  2002,  C.  Howard  Kast and  Robert M.  Kirchner  retired as
Trustees from the Board II Funds. For the calendar year ended December 31, 2002,
Mr. Kast received $41,451 and Mr. Kirchner  received $38,001 total  compensation from all of the Oppenheimer funds for which they served as Trustee.

1. Aggregate Compensation from Fund includes fees and deferred compensation,  if any, for a Trustee.
2. Includes $5,510 deferred under Deferred Compensation Plan described below.
3. Mrs.  Hamilton and Mr.  Malone were elected as Trustees of the Board II Funds effective June 1, 2002. Total  compensation for Mrs. Hamilton and Mr. Malone was paid by all the  Board  II  Funds,  with the  exception  of  Oppenheimer  Senior
Floating Rate Fund for which they  currently do not serve as Trustees  (total of
40 Oppenheimer funds at December 31, 2002).
4. Includes  $55,333  compensation  (of which 100% was deferred under a deferred compensation  plan)  paid to Mrs.  Hamilton  for  serving  as a  trustee  by two open-end  investment  companies  (MassMutual  Institutional Funds and MML Series
Investment Fund) the investment adviser for which is the indirect parent company of the  Fund's  Manager.  The  Manager  also  serves as the  Sub-Advisor  to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.
5. Includes $11,089 deferred under Deferred Compensation Plan described below.
6. Includes $47,000  compensation  paid to Mr. Marshall for serving as a trustee by two open-end  investment  companies  (MassMutual  Institutional Funds and MML
Series Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.
7. Mr. Swain retired as Trustee and as Chairman of all Board II Funds, effective
December 15, 2003.

8. Mr.  Armstrong  was  elected  Chairman  of all the Board II Funds,  effective
December 15, 2003. Prior to that date was Vice Chairman.

* For purposes of this section only,  "Fund  Complex"  includes the  Oppenheimer funds,  MassMutual  Institutional  Funds  and  MML  Series  Investment  Fund  in
accordance  with the  instructions  for Form N-1A. The Manager does not consider
MassMutual  Institutional Funds and MML Series Investment Fund to be part of the
OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

8. The  following is added as the sixth  sentence in the  paragraph  titled "The
Investment  Advisory  Agreements"  on page  56 of the  Statement  of  Additional
Information:

"For Multiple Strategies Fund/VA, this includes Christopher Leavy."

December 15, 2003                                               PXOVAF.022